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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:

 /s/ Harrison T. Grodnick   Minneapolis, Minnesota       August 11, 2006
 ------------------------  ------------------------  ------------------------
 [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: $406,169
                                    (thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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
                                                                                                    Voting Authority
                                                                                                   -------------------
Company                   Title of Class   Cusip   Value (X$1000) SH/PRN AMT Inv. Disc. Other Mgrs  Sole   Shared None
-------                   -------------- --------- -------------- ---------- ---------- ---------- ------- ------ ----
Altria Group Inc              Common     02209S103     17636        240178      Sole                240178
Armor Holdings Inc            Common     042260109     15531        283255      Sole                283255
Cemex Sa Adr New              Common     151290889     20533        360410      Sole                360410
Costco Whsl Corp New          Common     22160K105     14102        246846      Sole                246846
Diebold Inc.                  Common     253651103     20487        504365      Sole                504365
Dominion Res.                 Common     25746U109     11328        151464      Sole                151464
Dynegy Inc Cl A               Common     26816Q101     19588       3581003      Sole               3581003
Encana Corporation            Common     292505104     21392        406390      Sole                406390
Gannett Co Inc Del            Common     364730101     19568        349870      Sole                349870
Goldcorp Inc New              Common     380956409     24251        802479      Sole                802479
H E I Inc                     Common     404160103      2006        911721      Sole                911721
Laureate Education Inc        Common     518613104     12404        290976      Sole                290976
M D U Resources Group         Common     552690109     22898        625461      Sole                625461
Marathon Oil Corp             Common     565849106     28312        339882      Sole                339882
Mc Donalds Corp               Common     580135101     16584        493575      Sole                493575
Newmont Mining Corp           Common     651639106     19421        366920      Sole                366920
Patterson Companies Inc.      Common     703395103     15994        457885      Sole                457885
Perkinelmer Inc               Common     714046109     11314        541351      Sole                541351
Regis Corp Minn               Common     758932107     15485        434860      Sole                434860
Sony Corp Adr New             Common     835699307     17075        387712      Sole                387712
3m Company                    Common     88579Y101     20970        259620      Sole                259620
Wabtec Corp.                  Common     929740108     18625        497990      Sole                497990
Xerox Corp                    Common     984121103     20664       1485577      Sole               1485577